Leases - Components of lease cost (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Jan. 01, 2022
Leases
Lease term	4 years
Lease, Practical Expedient, Lessor Single Lease Component [true false]	false
Operating lease cost	$ 1,032
Finance lease cost
Amortization of right-of-use assets	709
Interest on lease liabilities	29
Total finance lease cost	738
Short-term lease cost	58
Total lease cost	1,828
ROU assets	8,274	$ 9,100
Lease liabilities for operating leases	$ 8,556	$ 9,400